FAIR VALUE MEASUREMENTS (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Total Assets measured at fair value on a recurring basis	$ 1,205		$ 2,233
Total Liabilities measured at fair value on a recurring basis		$ 1,173
Fuel Derivative Contracts
FAIR VALUE MEASUREMENTS
Total Assets measured at fair value on a recurring basis	1,205		2,233
Total Liabilities measured at fair value on a recurring basis		1,173
Level 2
FAIR VALUE MEASUREMENTS
Total Assets measured at fair value on a recurring basis	1,205		2,233
Total Liabilities measured at fair value on a recurring basis		1,173
Level 2 | Fuel Derivative Contracts
FAIR VALUE MEASUREMENTS
Total Assets measured at fair value on a recurring basis	$ 1,205		$ 2,233
Total Liabilities measured at fair value on a recurring basis		$ 1,173